UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.  Please print or type.

1.    Name and address of issuer:

        Dreyfus Premier Value Equity Funds, Inc.
        (Formerly:  Dreyfus Premier Value Fund)
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):    [  X  ]


3.    Investment Company Act File Number:  811-4688

      Securities Act File Number:  33-6013

4(a). Last day of fiscal year for which this notice is filed:

           October 31, 2001

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
Form.

Dreyfus Premier Value Fund - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $31,794,884
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $29,635,960
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $86,028,081
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$115,664,041
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 0
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(83,869,157)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000239
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0.00
                                                                =============
Dreyfus Premier Value Fund - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $5,413,135
             during the fiscal year pursuant to section        -----------
             24(f):

        (ii) Aggregate price of securities redeemed or   $2,683,565
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $6,175,900
             repurchased during any PRIOR fiscal year    -------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  8,859,465
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(3,446,330)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x
             fee (See Instruction C.9):                  .000239
                                                         --------------
      (viii) Registration fee due (multiply Item 5(v)          =$0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0.00
                                                                =============
Dreyfus Premier Value Fund - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,290,444
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $499,412
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 499,412
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 791,032
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $( 0- )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000239
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  189.06
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  189.06
                                                                =============




Dreyfus Premier Value Fund - Class R
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $2,299
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  139
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 139
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $2,160
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(-0-)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000239
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$0.52
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.52
                                                                =============


Dreyfus Premier Value Fund - Class T
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $22,727
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$   -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  22,727
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $( 0 )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000239
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 5.43
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    5.43
 .25
                                                                =============

Dreyfus Premier International Value Fund - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $5,315,769.51
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 4,999,732.79
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 4,999,732.79
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $    316,036.72
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $( 0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000239
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  75.53
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  75.53
                                                                =============

Dreyfus Premier International Value Fund - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $172,450.43
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  266,100.03
             repurchased during the fiscal year:          ---------------


       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 266,100.03
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $-0-
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(93,649.60)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000239
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                             =$ 0.00
                                                                =============
Dreyfus Premier International Value Fund - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 210,045.16
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  68,894.91
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  68,894.91
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 141,150.25
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000239
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   33.73
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  33.73
                                                                =============

Dreyfus Premier International Value Fund - Class R
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $117,677.46
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  1,002.38
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$   1,002.38
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 116,675.08
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000239
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  27.89
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   27.89
                                                                =============

Dreyfus Premier International Value Fund - Class T
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,000
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $    -0-
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$   -0-
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 1,000
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in     $(  0  )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000239
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  .24
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   .24
                                                                =============

TOTAL FOR ALL FUNDS:                                          $ 332.40
                                                               =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


           Method of Delivery:


                     [  X  ]  Wire Transfer
                     [     ]  Mail or other means


                                  SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


      By (Signature and Title)*
                               ____________________________________
                               John B. Hammalian, Secretary


      Date:


* Please print the name and title of the signing officer below the signature.